Average Annual Total Returns	12 Months Ended		60 Months Ended	120 Months Ended		240 Months Ended	483 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Lipper Multi-Cap Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	16.52%		9.22%	14.27%
T. Rowe Price All-Cap Opportunities Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	16.33%		12.31%	17.04%
Performance Inception Date							Sep. 30, 1985
T. Rowe Price All-Cap Opportunities Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.16%		9.73%	14.23%
T. Rowe Price All-Cap Opportunities Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.14%		9.05%	13.28%
T. Rowe Price All-Cap Opportunities Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	16.48%		12.46%	17.20%
Performance Inception Date					Dec. 17, 2015
T. Rowe Price All-Cap Opportunities Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	16.01%		12.02%	16.73%
Performance Inception Date						Dec. 30, 2005
T. Rowe Price All-Cap Opportunities Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent
Performance Inception Date		Jan. 13, 2025